Gains and losses on disposal and main changes in scope of consolidation - Disposals - Gains (losses) on disposal of securities and businesses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Noncurrent assets or disposal groups classified as held for sale [line items]
Gains (losses) on disposal of investments and activities	€ (5)	€ 59	€ 178
Fime [member]
Noncurrent assets or disposal groups classified as held for sale [line items]
Gains (losses) on disposal of investments and activities		€ 49
Dailymotion [member]
Noncurrent assets or disposal groups classified as held for sale [line items]
Gains (losses) on disposal of investments and activities			€ 170